Business Acquisition (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2019 HKD ($)	Mar. 31, 2019 CNY (¥)	Oct. 31, 2018 HKD ($) installment	Oct. 31, 2018 CNY (¥) installment	Dec. 31, 2019 HKD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 HKD ($) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Business Acquisition
Contingent consideration								¥ 3,654		¥ 10,253
Goodwill								¥ 20,413	$ 3,384	23,560
Xuri
Business Acquisition
Equity interest acquired (in percentage)								51.00%
Guanda
Business Acquisition
Equity interest acquired (in percentage)								100.00%
Xuri and Guanda
Business Acquisition
Number of acquisitions | item							2	2
Total consideration								¥ 3,400
Wang Pok
Business Acquisition
Equity interest acquired (in percentage)			51.00%	51.00%
Total consideration			$ 25,500	¥ 22,636		¥ 1,344		18,238
First payment			$ 2,550	¥ 2,264
Number of instalments | installment			3	3
Instalment amount			$ 22,950	¥ 20,372
Consideration paid								2,264
Contingent consideration								15,869		17,007
Wang Pok | Accrued expenses and other current liabilities
Business Acquisition
Contingent consideration								3,654		10,253
Wang Pok | Long-term liabilities
Business Acquisition
Contingent consideration								12,215		6,754
Xuri and Guanda and Wang Pok
Business Acquisition
Number of acquisitions | item					4	4
E-GO
Business Acquisition
Equity interest acquired (in percentage)	51.00%	51.00%
First payment	$ 2,365	¥ 2,016
Number of instalments	3	3
Instalment amount	$ 16,524	¥ 14,083
Consideration paid					$ 3,183	¥ 2,713	$ 2,365	2,016
Contingent consideration										697
E-GO | Maximum
Business Acquisition
Total consideration	$ 18,889	¥ 16,099
Wang Pok and E-GO
Business Acquisition
Changes in fair value of contingent consideration						¥ (2,510)		105
Goodwill								¥ 20,413		¥ 2,825